UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03591
Investment Company Act File Number

Calvert Variable Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

September 30, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap Portfolio

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 62.6%
Aerospace & Defense - 0.6%
CAE, Inc.	102,468	2,080,061

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	27,264	2,669,691

Auto Components - 0.6%
Aptiv plc	25,181	2,112,686

Banks - 3.4%
Bank of America Corp.	133,300	3,927,018
Citigroup, Inc.	40,964	2,938,757
KeyCorp	100,330	1,995,564
PNC Financial Services Group, Inc. (The)	17,800	2,424,182
		11,285,521

Beverages - 1.0%
PepsiCo, Inc.	28,656	3,203,741

Biotechnology - 2.1%
Biogen, Inc. (1)	3,347	1,182,528
Celgene Corp. (1)	18,982	1,698,699
Gilead Sciences, Inc.	22,405	1,729,890
Incyte Corp. (1)	16,300	1,126,004
Vertex Pharmaceuticals, Inc. (1)	5,586	1,076,646
		6,813,767

Commercial Services & Supplies - 1.3%
Republic Services, Inc.	35,900	2,608,494
Waste Connections, Inc.	19,500	1,555,515
		4,164,009

Consumer Finance - 1.5%
Ally Financial, Inc.	83,500	2,208,575
American Express Co.	25,400	2,704,846
		4,913,421

Containers & Packaging - 1.3%
Ball Corp. (2)	95,368	4,195,238

Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (1)	17,200	1,940,160

Diversified Telecommunication Services - 1.4%

Verizon Communications, Inc.	87,445	4,668,689

Electrical Equipment - 1.0%
AMETEK, Inc.	41,100	3,251,832

Energy Equipment & Services - 2.9%
Core Laboratories NV (2)	19,500	2,258,685
National Oilwell Varco, Inc.	59,871	2,579,243
Oceaneering International, Inc. (1)	91,653	2,529,623
TechnipFMC plc	74,745	2,335,781
		9,703,332

Entertainment - 1.7%
Walt Disney Co. (The)	47,023	5,498,870

Equity Real Estate Investment Trusts (REITs) - 2.1%
AvalonBay Communities, Inc.	16,600	3,007,090
Simon Property Group, Inc.	22,700	4,012,225
		7,019,315

Food & Staples Retailing - 0.9%
Performance Food Group Co. (1)	90,985	3,029,801

Food Products - 2.4%
Conagra Brands, Inc.	114,700	3,896,359
Mondelez International, Inc., Class A	97,012	4,167,636
		8,063,995

Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (1)	65,500	2,521,750
Danaher Corp.	33,700	3,661,842
		6,183,592

Health Care Providers & Services - 2.1%
Anthem, Inc.	17,100	4,686,255
Humana, Inc.	7,100	2,403,492
		7,089,747

Household Products - 0.5%
Colgate-Palmolive Co.	22,900	1,533,155

Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	43,356	2,102,766

Industrial Conglomerates - 0.4%
3M Co.	5,719	1,205,050

Insurance - 2.4%
American Financial Group, Inc.	27,583	3,060,885
American International Group, Inc.	56,000	2,981,440

First American Financial Corp.	36,501	1,883,087
		7,925,412

Interactive Media & Services - 2.5%
Alphabet, Inc., Class C (1)	6,790	8,103,661

Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (1)	3,129	6,267,387
Booking Holdings, Inc. (1)	700	1,388,800
		7,656,187

IT Services - 1.9%
Amdocs Ltd.	23,408	1,544,460
Cognizant Technology Solutions Corp., Class A	45,500	3,510,325
GoDaddy, Inc., Class A (1)	12,600	1,050,714
		6,105,499

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	12,518	3,055,393

Machinery - 1.4%
Gardner Denver Holdings, Inc. (1)	93,300	2,644,122
Parker-Hannifin Corp.	10,900	2,004,837
		4,648,959

Metals & Mining - 0.5%
Reliance Steel & Aluminum Co.	19,741	1,683,710

Multi-Utilities - 1.3%
CMS Energy Corp.	41,385	2,027,865
Sempra Energy	19,708	2,241,785
		4,269,650

Pharmaceuticals - 2.1%
GlaxoSmithKline plc ADR	62,300	2,502,591
Jazz Pharmaceuticals plc (1)	14,277	2,400,392
Pfizer, Inc.	44,313	1,952,874
		6,855,857

Road & Rail - 0.6%
Kansas City Southern	18,200	2,061,696

Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,500	2,450,880
Texas Instruments, Inc.	28,051	3,009,592
		5,460,472

Software - 5.9%
Adobe Systems, Inc. (1)	9,863	2,662,517
Intuit, Inc.	10,452	2,376,785

Microsoft Corp.	64,293	7,353,190
Oracle Corp.	64,400	3,320,464
Salesforce.com, Inc. (1)	23,200	3,689,496
		19,402,452

Specialty Retail - 2.4%
Home Depot, Inc. (The)	17,600	3,645,840
TJX Cos., Inc. (The)	23,400	2,621,268
Tractor Supply Co.	19,200	1,744,896
		8,012,004

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	45,372	10,242,275
HP, Inc.	130,300	3,357,831
		13,600,106

Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear, Inc.	82,700	2,516,561

Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (1)	177,100	2,357,201

Total Common Stocks (Cost $172,535,973)		206,443,259

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 19.2%
Communications - 1.2%
AT&T, Inc.:
3.514%, (3 mo. USD LIBOR + 1.18%), 6/12/24 (3)	130,000	130,686
3.80%, 3/15/22	380,000	381,692
3.80%, 3/1/24	255,000	252,733
4.10%, 2/15/28 (4)	350,000	339,847
Comcast Corp., 3.20%, 7/15/36	480,000	400,779
Crown Castle Towers LLC, 3.663%, 5/15/45 (4)	250,000	245,610
NBCUniversal Media LLC, 4.45%, 1/15/43	200,000	190,990
Verizon Communications, Inc.:
3.414%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (3)	254,000	256,425
3.50%, 11/1/24 (2)	490,000	484,015
4.329%, 9/21/28 (4)	417,000	420,224
4.862%, 8/21/46	595,000	597,365
Warner Media LLC, 4.90%, 6/15/42	300,000	280,985
		3,981,351

Consumer, Cyclical - 2.0%
American Airlines Group, Inc., 5.50%, 10/1/19 (4)	70,000	71,313
American Airlines Pass-Through Trust:
Series B, 4.40%, 3/22/25	332,274	332,010
Series B, 5.25%, 7/15/25	270,035	279,030

Series B, 5.60%, 1/15/22 (4)	277,252	282,797
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	100,000	104,405
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	250,000	249,164
2.979%, 8/3/22	1,390,000	1,319,441
3.079%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (3)	313,000	310,236
3.124%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (3)	220,000	220,013
3.147%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (3)	200,000	198,813
3.271%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (3)	400,000	401,077
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	213,900	206,948
Lennar Corp., 4.50%, 11/15/19	415,000	419,150
Newell Brands, Inc., 3.85%, 4/1/23	275,000	269,392
Nordstrom, Inc.:
4.00%, 3/15/27 (2)	120,000	116,552
5.00%, 1/15/44	265,000	244,860
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (4)	278,654	273,745
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (4)	60,000	64,320
Starbucks Corp., 2.45%, 6/15/26	250,000	225,417
Tapestry, Inc., 4.125%, 7/15/27	550,000	523,395
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (4)	70,279	71,422
6.00%, 4/23/22 (4)	128,981	130,593
Whirlpool Corp., 3.70%, 5/1/25	200,000	192,824
Wyndham Destinations, Inc.:
4.15%, 4/1/24	63,000	61,425
4.50%, 4/1/27	71,000	67,273
		6,635,615

Consumer, Non-cyclical - 1.6%
Amgen, Inc., 4.663%, 6/15/51	447,000	441,825
Becton Dickinson and Co.:
2.404%, 6/5/20	231,000	227,578
2.894%, 6/6/22	231,000	224,749
3.261%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (3)	436,000	436,673
3.363%, 6/6/24	360,000	348,162
Block Financial LLC, 5.25%, 10/1/25	70,000	70,547
CVS Health Corp.:
3.047%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (3)	44,000	44,361
3.125%, 3/9/20	58,000	58,024
3.70%, 3/9/23	315,000	313,909
4.30%, 3/25/28	519,000	514,869
CVS Pass-Through Trust, 6.036%, 12/10/28	436,705	466,249
Ecolab, Inc.:
3.25%, 12/1/27	100,000	96,123
3.95%, 12/1/47	77,000	73,338
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (4)	300,000	285,903
Kaiser Foundation Hospitals, 3.15%, 5/1/27 (2)	437,000	419,337
Keurig Dr Pepper, Inc.:
3.551%, 5/25/21 (4)	164,000	163,805
4.057%, 5/25/23 (4)	105,000	105,240

Kraft Heinz Foods Co.:
3.375%, 6/15/21	64,000	63,699
5.20%, 7/15/45	300,000	293,959
Life Technologies Corp., 6.00%, 3/1/20	300,000	310,887
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	201,108
MEDNAX, Inc., 5.25%, 12/1/23 (4)	75,000	75,281
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	52,000	51,165
		5,286,791

Energy - 0.1%
Oceaneering International, Inc., 4.65%, 11/15/24	225,000	215,679

Financial - 9.3%
Ally Financial, Inc.:
3.25%, 11/5/18	660,000	660,000
3.50%, 1/27/19	467,000	467,584
4.125%, 3/30/20	295,000	296,844
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (4)	271,000	265,620
Banco Santander SA:
3.125%, 2/23/23	409,000	388,478
3.40%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (3)	200,000	200,786
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (4)	350,000	343,581
Bank of America Corp.:
2.727%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (3)	100,000	99,728
3.106%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (3)	695,000	695,062
3.419% to 12/20/27, 12/20/28 (5)	440,000	413,192
3.499% to 5/17/21, 5/17/22 (5)	704,000	703,827
3.527%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (3)	398,000	404,555
3.593% to 7/21/27, 7/21/28 (5)	690,000	658,173
3.824% to 1/20/27, 1/20/28 (5)	1,385,000	1,349,308
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (5)	375,000	350,846
Capital One Financial Corp.:
2.50%, 5/12/20	493,000	487,043
2.789%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (3)	110,000	109,812
3.059%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (3)	880,000	876,632
3.30%, 10/30/24	209,000	199,174
4.20%, 10/29/25	300,000	293,445
Capital One NA, 2.65%, 8/8/22	295,000	283,737
CBL & Associates LP:
5.25%, 12/1/23 (2)	33,000	28,205
5.95%, 12/15/26 (2)	307,000	255,577
Citigroup, Inc.:
2.65%, 10/26/20	440,000	434,316
2.75%, 4/25/22	370,000	359,677
3.142% to 1/24/22, 1/24/23 (5)	388,000	380,839
3.292%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (3)	150,000	151,054
3.397%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (3)	150,000	152,690
3.576%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (3)	375,000	378,510
3.887% to 1/10/27, 1/10/28 (5)	1,735,000	1,685,016
4.075% to 4/23/28, 4/23/29 (5)	540,000	530,282

4.125%, 7/25/28 (2)	50,000	48,334
5.80% to 11/15/19 (5)(6)	135,000	138,004
6.125% to 11/15/20 (5)(6)	65,000	67,803
Citizens Bank NA:
2.25%, 3/2/20	250,000	246,722
2.55%, 5/13/21	200,000	194,957
Citizens Financial Group, Inc., 2.375%, 7/28/21	170,000	164,109
Commonwealth Bank of Australia, 2.50%, 9/18/22 (4)	270,000	258,733
Credit Acceptance Corp.:
6.125%, 2/15/21	168,000	170,310
7.375%, 3/15/23	240,000	252,000
Crown Castle International Corp.:
3.20%, 9/1/24	403,000	383,783
3.65%, 9/1/27	209,000	196,635
DDR Corp., 3.625%, 2/1/25	259,000	245,644
Digital Realty Trust LP:
3.95%, 7/1/22	360,000	362,486
4.75%, 10/1/25	260,000	266,818
Discover Bank, 4.682% to 8/9/23, 8/9/28 (5)	275,000	272,517
Discover Financial Services:
3.85%, 11/21/22	500,000	494,701
3.95%, 11/6/24	200,000	195,739
EPR Properties:
4.50%, 6/1/27	415,000	397,129
4.95%, 4/15/28	237,000	233,188
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (5)	53,000	51,732
2.905% to 7/24/22, 7/24/23 (5)	488,000	471,716
2.908% to 6/5/22, 6/5/23 (5)	1,000,000	968,135
3.342%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (3)	260,000	262,897
3.484%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (3)	475,000	475,709
3.691% to 6/5/27, 6/5/28 (5)	35,000	33,331
International Finance Corp., 1.75%, 3/30/20	820,000	806,638
iStar, Inc., 5.00%, 7/1/19	113,000	113,260
JPMorgan Chase & Co.:
3.237%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (3)	44,000	44,180
3.797% to 7/23/23, 7/23/24 (2)(5)	530,000	529,929
Series V, 5.00% to 7/1/19 (5)(6)	520,000	524,550
Lazard Group LLC, 4.50%, 9/19/28	327,000	321,910
Morgan Stanley:
2.80%, 6/16/20	1,000,000	992,520
2.891%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (3)	250,000	250,850
3.277%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (3)	105,000	105,945
3.591% to 7/22/27, 7/22/28 (5)	1,200,000	1,139,187
3.742%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (3)	260,000	267,319
3.772% to 1/24/28, 1/24/29 (5)	479,000	460,058
4.00%, 7/23/25	325,000	324,052
4.875%, 11/1/22	260,000	269,571
5.45% to 7/15/19 (5)(6)	100,000	101,275
National Australia Bank Ltd., 3.625%, 6/20/23	275,000	273,894

Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (4)	215,000	216,075
SBA Communications Corp., 4.00%, 10/1/22	50,000	49,312
SBA Tower Trust:
2.877%, 7/10/46 (4)	300,000	295,381
3.722%, 4/9/48 (4)	660,000	654,469
Springleaf Finance Corp.:
5.25%, 12/15/19	150,000	152,538
6.875%, 3/15/25	70,000	70,140
7.125%, 3/15/26	68,000	68,000
Synchrony Financial:
3.00%, 8/15/19	557,000	555,995
3.578%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (3)	90,000	90,603
3.95%, 12/1/27	730,000	662,644
Synovus Financial Corp., 3.125%, 11/1/22	156,000	150,021
Toronto-Dominion Bank (The), 1.85%, 9/11/20	500,000	488,771
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (4)	31,000	32,085
		30,767,897

Government - 1.0%
Asian Development Bank, 3.125%, 9/26/28	540,000	536,249
European Bank for Reconstruction & Development, 0.875%, 7/22/19	550,000	542,284
Inter-American Development Bank, 3.00%, 9/26/22	540,000	538,581
International Bank for Reconstruction & Development, 1.005%, 10/1/18	300,000	300,000
International Finance Corp., 2.00%, 10/24/22	1,625,000	1,560,523
		3,477,637

Industrial - 0.7%
Carlisle Cos., Inc., 3.50%, 12/1/24	164,000	157,259
Jabil, Inc.:
4.70%, 9/15/22	215,000	219,128
5.625%, 12/15/20	70,000	73,010
Johnson Controls International plc, 4.625%, 7/2/44	225,000	220,940
Owens Corning:
3.40%, 8/15/26	400,000	367,273
4.30%, 7/15/47	50,000	40,431
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (4)	375,000	369,983
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	77,529	77,819
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (4)	260,000	250,725
3.00%, 7/15/22 (4)	233,000	223,957
Wabtec Corp.:
3.382%, (3 mo. USD LIBOR + 1.05%), 9/15/21 (3)	121,000	121,264
4.70%, 9/15/28	75,000	73,720
		2,195,509

Technology - 2.7%
Apple, Inc., 3.00%, 6/20/27	592,000	563,638
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	205,000	206,873
CA, Inc., 4.70%, 3/15/27 (2)	500,000	500,980
Dell International LLC / EMC Corp.:

3.48%, 6/1/19 (4)	1,310,000	1,313,545
4.42%, 6/15/21 (4)	885,000	898,663
DXC Technology Co.:
2.875%, 3/27/20	319,000	316,454
3.271%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (3)	875,000	875,015
Hewlett Packard Enterprise Co., 3.105%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (3)	248,000	248,274
Marvell Technology Group Ltd., 4.20%, 6/22/23	75,000	74,692
Microchip Technology, Inc., 4.333%, 6/1/23 (4)	483,000	480,398
Microsoft Corp.:
2.40%, 8/8/26	285,000	262,925
4.45%, 11/3/45	250,000	268,351
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (4)	410,000	406,925
4.625%, 6/15/22 (4)	325,000	328,656
4.625%, 6/1/23 (4)	225,000	228,983
Seagate HDD Cayman:
3.75%, 11/15/18	400,000	400,132
4.875%, 3/1/24	235,000	231,839
4.875%, 6/1/27	305,000	285,717
5.75%, 12/1/34	75,000	67,878
Western Digital Corp., 4.75%, 2/15/26	917,000	888,527
		8,848,465

Utilities - 0.6%
American Water Capital Corp., 2.95%, 9/1/27	370,000	346,421
Avangrid, Inc., 3.15%, 12/1/24	957,000	913,201
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (4)	375,000	368,906
Public Service Co. of Colorado, 3.70%, 6/15/28 (2)	258,000	258,168
		1,886,696

Total Corporate Bonds (Cost $64,456,291)		63,295,640

ASSET-BACKED SECURITIES - 8.3%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (4)	653,576	655,306
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (4)	33,572	33,557
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-2A, Class A, 2.97%, 2/20/20 (4)	858,333	858,932
Series 2014-1A, Class A, 2.46%, 7/20/20 (4)	530,000	528,681
Series 2014-1A, Class C, 3.75%, 7/20/20 (4)	215,000	215,393
Series 2014-2A, Class A, 2.50%, 2/20/21 (4)	650,000	644,922
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (4)	83,751	83,883
Series 2015-PM3, Class C, 6.99%, 5/16/22 (4)	73,109	73,233
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (4)	311,063	315,062
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 4.808%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (3)(4)	93,158	93,350
Series 2016-1A, Class D, 5.258%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (3)(4)	93,779	94,212
Conn Funding II LP:
Series 2017-B, Class A, 2.73%, 7/15/20 (4)	83,020	83,011

Series 2017-B, Class B, 4.52%, 4/15/21 (4)	150,000	150,833
Series 2018-A, Class A, 3.25%, 1/15/23 (4)	170,904	170,940
Series 2018-A, Class B, 4.65%, 1/15/23 (4)	100,000	100,169
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class B, 3.17%, 4/17/23 (4)	1,847	1,847
Series 2017-NP1, Class C, 5.13%, 4/17/23 (4)	212,000	213,698
Series 2017-P1, Class A, 2.42%, 9/15/23 (4)	147,719	147,348
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (4)	310,000	307,286
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (4)	287,570	287,936
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (4)	84,363	82,950
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (4)	245,000	244,190
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (4)	164,817	162,967
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (4)	364,688	375,403
Series 2016-1A, Class A2, 6.125%, 7/20/46 (4)	147,000	152,855
Series 2018-1A, Class A2, 4.739%, 4/20/48 (4)	28,928	28,802
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (4)	71,008	70,165
Series 2014-1A, Class B1, 4.406%, 4/19/44 (4)	350,000	349,118
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (4)	291,313	290,787
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (4)	177,750	180,449
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (4)	200,000	199,487
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (4)	381,150	380,184
Hardee's Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (4)	250,000	250,005
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (4)	25,000	24,760
Invitation Homes Trust:
Series 2017-SFR2, Class C, 3.608%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (3)(4)	116,000	116,645
Series 2018-SFR2, Class A, 3.058%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (3)(4)	941,936	944,307
Series 2018-SFR2, Class D, 3.608%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (3)(4)	155,000	154,568
Series 2018-SFR3, Class A, 3.158%, (1 mo. USD LIBOR + 1.00%), 7/17/37 (3)(4)	429,601	433,022
Series 2018-SFR3, Class D, 3.808%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (3)(4)	150,000	151,444
Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (4)	100,000	100,382
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (4)	765,000	764,943
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (4)	312,397	313,182
Series 2015-2A, Class A, 2.57%, 7/18/25 (4)	11,746	11,759
Series 2016-2A, Class A, 4.10%, 3/20/28 (4)	151,342	152,329
Series 2017-1A, Class A1, 2.37%, 9/14/32 (4)	475,000	467,050
Oportun Funding VI LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (4)	250,000	246,078
Series 2018-B, Class A, 3.91%, 7/8/24 (4)	1,154,000	1,150,829
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (4)	490,000	490,089
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (4)	70,000	69,419
Progress Residential Trust, Series 2016-SFR2, Class E, 5.708%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (3)(4)	140,000	141,352
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (4)	125,178	125,159

Series 2017-1A, Class B, 3.65%, 6/15/23 (4)	140,000	140,232
Series 2017-1A, Class C, 5.80%, 6/15/23 (4)	215,000	217,568
Series 2017-2A, Class A, 2.41%, 9/15/23 (4)	64,459	64,398
Series 2017-2A, Class B, 3.48%, 9/15/23 (4)	145,000	144,962
Series 2017-3A, Class A, 2.36%, 11/15/23 (4)	874,844	872,674
Series 2017-3A, Class B, 3.36%, 11/15/23 (4)	795,000	790,182
Series 2018-1A, Class A, 3.11%, 6/17/24 (4)	352,285	352,416
Series 2018-2A, Class A, 3.35%, 10/15/24 (4)	830,000	830,057
Series 2018-2A, Class B, 3.96%, 10/15/24 (4)	440,000	440,943
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (4)	115,335	114,163
Sierra Timeshare Receivables Funding LLC:
Series 2014-2A, Class B, 2.40%, 6/20/31 (4)	284,208	283,720
Series 2014-3A, Class B, 2.80%, 10/20/31 (4)	42,352	42,076
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 3.466%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (3)(4)	39,136	39,488
Series 2014-B, Class A2, 2.55%, 8/27/29 (4)	95,973	95,130
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (4)	412,935	415,667
Series 2014-1, Class A, 4.59%, 4/20/44 (4)	230,916	231,470
Series 2014-2, Class A, 4.02%, 7/20/44 (4)	512,804	502,972
Series 2014-2, Class B, 5.44%, 7/20/44 (4)	880,249	846,012
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (4)	777,814	775,361
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (4)	300,000	299,242
Series 2016-AA, Class A, 2.90%, 11/15/29 (4)	140,000	139,651
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (4)	120,548	120,984
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (4)	355,047	344,241
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (4)	886,500	888,046
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (4)	379,913	371,523
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (4)	500,926	499,623
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	900,000	887,988
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	809,146	779,477
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (4)	337,023	337,580
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (4)	300,000	294,416
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (4)	129,604	129,156
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (4)	1,207,650	1,210,786

Total Asset-Backed Securities (Cost $27,369,501)		27,186,482

U.S. TREASURY OBLIGATIONS - 3.6%
U.S. Treasury Bonds:
2.75%, 8/15/47	5,555,500	5,086,321
3.125%, 5/15/48	600,000	591,844
U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/28 (7)	2,214,557	2,372,589
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22 (7)	1,891,120	1,838,104
U.S. Treasury Notes:
2.75%, 7/31/23	745,000	738,554
2.875%, 8/15/28	1,285,000	1,265,700

Total U.S. Treasury Obligations (Cost $12,455,740)		11,893,112

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.516%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (3)(4)	208,774	211,024
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	530,000	537,236
Series W5FX, Class AFX, 3.336%, 4/25/28	191,667	185,898
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.466%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (3)	493,000	554,655
Series 2015-HQA2, Class M2, 5.016%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (3)	189,082	194,991
Series 2016-DNA2, Class M2, 4.416%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (3)	162,714	164,530
Series 2018-DNA1, Class M1, 2.666%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (3)	284,691	284,586
Series 2018-DNA2, Class B1, 5.916%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (3)(4)	35,000	35,170
Series 2018-HQA1, Class M2, 4.516%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (3)	155,000	157,168
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.466%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (3)	525,000	605,979
Series 2014-C02, Class 1M2, 4.816%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (3)	650,000	694,645
Series 2014-C02, Class 2M2, 4.816%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (3)	224,259	238,477
Series 2014-C03, Class 1M2, 5.216%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (3)	438,626	472,980
Series 2014-C03, Class 2M2, 5.116%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (3)	390,928	418,226
Series 2014-C04, Class 1M2, 7.116%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (3)	105,748	121,487
Series 2016-C06, Class 1M2, 6.466%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (3)	200,000	228,008
Series 2017-C05, Class 1M2, 4.416%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (3)	200,000	206,356
Series 2017-C06, Class 1M2, 4.866%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (3)	320,000	334,752
Series 2018-C03, Class 1B1, 5.966%, (1 mo. USD LIBOR + 3.75%), 10/25/30 (3)	80,000	80,386
Series 2018-C03, Class 1M1, 2.896%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (3)	112,945	113,215
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274,695	260,837
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (4)(8)	100,000	100,239

Total Collateralized Mortgage-Backed Obligations (Cost $6,006,652)		6,200,845

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
CLNS Trust, Series 2017-IKPR, Class B, 3.131%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (3)(4)	600,000	600,895
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (4)	100,000	99,153
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (4)	300,000	296,999
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (4)	100,000	97,094
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.858%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (3)(4)	500,000	499,826
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.558%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (3)(4)	367,993	368,809
Series 2017-MTL6, Class D, 4.308%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (3)(4)	227,575	228,576
Series 2017-MTL6, Class E, 5.408%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (3)(4)	80,377	81,166
RETL Trust:
Series 2018-RVP, Class A, 3.258%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (3)(4)	666,919	670,113
Series 2018-RVP, Class C, 4.208%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (3)(4)	68,402	68,955
TRU Trust, Series 2016-TOYS, Class A, 4.408%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (3)(4)	138,239	138,295
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (4)	450,000	416,149

Total Commercial Mortgage-Backed Securities (Cost $3,602,964)		3,566,030

TAXABLE MUNICIPAL OBLIGATIONS - 0.8%
General Obligations - 0.4%
Los Angeles Unified School District, California, 5.75%, 7/1/34 (9)	450,000	533,349
Massachusetts, Green Bonds, 3.277%, 6/1/46	435,000	385,327
New York City, 5.206%, 10/1/31 (9)	470,000	522,311
		1,440,987

Special Tax Revenue - 0.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (9)	300,000	331,044
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (9)	600,000	702,270
		1,033,314

Water and Sewer - 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	130,000	142,089

Total Taxable Municipal Obligations (Cost $2,705,014)		2,616,390

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Federal National Mortgage Association:
2.65%, 6/1/26	336,945	322,038
2.68%, 7/1/26	350,000	333,468
2.878%, 2/25/27(10)	308,398	301,945
3.037%, 9/25/27(10)	675,000	642,758
3.144%, 3/25/28(10)	330,000	316,234
3.436%, 6/25/28(10)	459,231	449,258

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,466,999)		2,365,701

SOVEREIGN GOVERNMENT BONDS - 0.2%
Export Development Canada, 1.25%, 12/10/18	530,000	528,620
Nacional Financiera SNC, 3.375%, 11/5/20 (4)	265,000	263,346

Total Sovereign Government Bonds (Cost $793,793)		791,966

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	435,630	433,335

Total U.S. Government Agencies and Instrumentalities (Cost $435,630)		433,335

FLOATING RATE LOANS (11) - 0.8%
Building and Development - 0.1%

DTZ U.S. Borrower, LLC, Term Loan, 5.492%, (1 mo. USD LIBOR + 3.25%), 8/21/25	300,000	301,375

Business Equipment and Services - 0.1%
Change Healthcare Holdings, LLC, Term Loan, 4.992%, (1 mo. USD LIBOR + 2.75%), 3/1/24	256,061	257,199

Cable and Satellite Television - 0.1%
UPC Financing Partnership, Term Loan, 4.658%, (1 mo. USD LIBOR + 2.50%), 1/15/26	191,570	191,649
Ziggo Secured Finance Partnership, Term Loan, 4.658%, (1 mo. USD LIBOR + 2.50%), 4/15/25	230,000	226,083
		417,732

Drugs - 0.1%
Jaguar Holding Company II, Term Loan, 4.742%, (1 mo. USD LIBOR + 2.50%), 8/18/22	437,738	438,558

Electronics/Electrical - 0.2%
Infor (US), Inc., Term Loan, 5.136%, (3 mo. USD LIBOR +2.75%), 2/1/22	444,176	445,881
MA FinanceCo., LLC, Term Loan, 4.742%, (1 mo. USD LIBOR + 2.50%), 6/21/24	19,298	19,226
Seattle Spinco, Inc., Term Loan, 4.742%, (1 mo. USD LIBOR + 2.50%), 6/21/24	130,326	129,739
		594,846

Equipment Leasing - 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.165%, (1 mo. USD LIBOR + 2.00%), 1/15/25	418,950	420,784

Financial - 0.0%
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (1)(12)(13)(14)	385,345	6,078

Food/Drug Retailers - 0.1%
Albertsons, LLC, Term Loan, 4.992%, (1 mo. USD LIBOR + 2.75%), 8/25/21	228,841	229,371

Total Floating Rate Loans (Cost $3,039,305)		2,665,943

COMMERCIAL PAPER - 0.2%
AT&T, Inc., 3.135%, 5/28/19 (4)	600,000	588,553

Total Commercial Paper (Cost $588,050)		588,553

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	1,468,288	1,468,288

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,468,288)		1,468,288

TOTAL INVESTMENTS (Cost $297,924,200) - 100.0%		329,515,544
Other assets and liabilities, net - 0.0% (15)		57,587
NET ASSETS - 100.0%		329,573,131

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $8,337,722 and the total market value of the collateral received by the Fund was $8,547,269, comprised of cash of $1,468,288 and U.S. Government and/or agencies securities of $7,078,981.

(3) Variable rate security. The stated interest rate represents the rate in effect at September 30, 2018.
(4) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $39,750,164, which represents 12.1% of the net assets of the Fund as of September 30, 2018.

(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8) Step coupon security. The interest rate disclosed is that which is in effect on September 30, 2018.
(9) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(10) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2018.
(11) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at September 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(12) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of September 30, 2018.
(13) For fair value measurement disclosure purposes, security is categorized as Level 3 .
(14) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(15) Amount is less than 0.05%.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	23	Dec-18	$4,846,891	($13,339)
U.S. Ultra 10-Year Treasury Note	3	Dec-18	378,000	(3,896)
U.S. Ultra-Long Treasury Bond	26	Dec-18	4,011,313	(134,987)
Total Long				($152,222)
Short:
U.S. 5-Year Treasury Note	(4)	Dec-18	($449,906)	$3,443
U.S. Ultra 10-Year Treasury Note	(5)	Dec-18	(630,000)	10,342
Total Short				$13,785

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2018, the Fund used futures contracts and options contracts to hedge against fluctuation in interest rates.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $13,785 and $152,222, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$206,443,259	(2)	$—	$—	$206,443,259
Corporate Bonds	—		63,295,640	—	63,295,640
Asset-Backed Securities	—		27,186,482	—	27,186,482
U.S. Treasury Obligations	—		11,893,112	—	11,893,112
Collateralized Mortgage-Backed Obligations	—		6,200,845	—	6,200,845
Commercial Mortgage-Backed Securities	—		3,566,030	—	3,566,030
Taxable Municipal Obligations	—		2,616,390	—	2,616,390
U.S. Government Agency Mortgage-Backed Securities	—		2,365,701	—	2,365,701
Sovereign Government Bonds	—		791,966	—	791,966
U.S. Government Agencies and Instrumentalities	—		433,335	—	433,335
Floating Rate Loans	—		2,659,865	6,078	2,665,943
Commercial Paper	—		588,553	—	588,553
Short Term Investment of Cash Collateral for Securities Loaned	1,468,288		—	—	1,468,288
Total Investments	$207,911,547		$121,597,919	$6,078	$329,515,544
Futures Contracts(3)	13,785		—	—	13,785
Total	$207,925,332		$121,597,919	$6,078	$329,529,329
Liabilities
Futures Contracts(3)	$(152,222)		$—	$—	$(152,222)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.1%
CAE, Inc.	19,900	403,963
Hexcel Corp.	6,285	421,409
		825,372

Auto Components - 1.5%
Aptiv plc	7,318	613,980

Banks - 2.7%
First Republic Bank	2,847	273,312
KeyCorp	25,409	505,385
Sterling Bancorp	14,300	314,600
		1,093,297

Biotechnology - 1.8%
Incyte Corp. (1)	3,600	248,688
Ligand Pharmaceuticals, Inc. (1)(2)	1,100	301,939
Vertex Pharmaceuticals, Inc. (1)	900	173,466
		724,093

Capital Markets - 2.9%
E*Trade Financial Corp. (1)	6,303	330,214
Raymond James Financial, Inc.	4,230	389,372
SEI Investments Co.	7,000	427,700
		1,147,286

Chemicals - 2.2%
Ecolab, Inc.	2,650	415,467
Sherwin-Williams Co. (The)	1,000	455,210
		870,677

Commercial Services & Supplies - 2.3%
Multi-Color Corp.	6,650	413,962
Republic Services, Inc.	7,100	515,886
		929,848

Consumer Finance - 2.1%
Ally Financial, Inc.	16,600	439,070
OneMain Holdings, Inc. (1)	12,100	406,681
		845,751

Containers & Packaging - 3.6%
Ball Corp. (2)	22,952	1,009,659
WestRock Co.	7,887	421,481
		1,431,140

Diversified Consumer Services - 4.3%
Bright Horizons Family Solutions, Inc. (1)	4,317	508,715
Grand Canyon Education, Inc. (1)	5,350	603,480
ServiceMaster Global Holdings, Inc. (1)	9,984	619,308
		1,731,503

Electric Utilities - 1.5%
Xcel Energy, Inc.	12,600	594,846

Electrical Equipment - 1.4%
AMETEK, Inc.	7,111	562,622

Electronic Equipment, Instruments & Components - 3.7%
CDW Corp.	5,400	480,168
Dolby Laboratories, Inc., Class A	6,110	427,517
FLIR Systems, Inc.	9,400	577,818
		1,485,503

Energy Equipment & Services - 3.6%
Core Laboratories NV (2)	4,400	509,652
Oceaneering International, Inc.	17,317	477,949
TechnipFMC plc	9,774	305,438
US Silica Holdings, Inc. (2)	7,800	146,874
		1,439,913

Equity Real Estate Investment Trusts (REITs) - 9.1%
AvalonBay Communities, Inc.	4,086	740,179
Equity Residential	8,002	530,213
Extra Space Storage, Inc.	7,992	692,427
Invitation Homes, Inc.	18,600	426,126
Mid-America Apartment Communities, Inc.	4,700	470,846
National Retail Properties, Inc.	17,476	783,274
		3,643,065

Food & Staples Retailing - 1.0%
Performance Food Group Co. (1)	11,700	389,610

Food Products - 2.5%
Conagra Brands, Inc.	13,000	441,610
McCormick & Co., Inc. (2)	4,350	573,112
		1,014,722

Health Care Equipment & Supplies - 3.7%
Cooper Cos., Inc. (The)	1,700	471,155
ICU Medical, Inc. (1)	1,800	508,950
Teleflex, Inc. (2)	1,801	479,228
		1,459,333

Health Care Providers & Services - 1.5%

Amedisys, Inc. (1)	1,600	199,936
Humana, Inc.	1,153	390,313
		590,249

Hotels, Restaurants & Leisure - 1.0%
Texas Roadhouse, Inc.	5,600	388,024

Household Products - 1.6%
Central Garden & Pet Co., Class A (1)	11,100	367,854
Clorox Co. (The)	1,920	288,787
		656,641

Independent Power and Renewable Electricity Producers - 1.4%
NextEra Energy Partners LP	11,700	567,450

Insurance - 4.4%
Alleghany Corp.	751	490,050
American Financial Group, Inc.	3,917	434,670
First American Financial Corp.	8,065	416,073
RLI Corp.	5,100	400,758
		1,741,551

Interactive Media & Services - 2.0%
Eventbrite, Inc., Class A (1)	5,237	198,849
IAC/InterActiveCorp (1)	2,700	585,144
		783,993

IT Services - 5.6%
Amdocs Ltd.	7,062	465,951
First Data Corp., Class A (1)	22,600	553,022
Fiserv, Inc. (1)	9,050	745,539
GoDaddy, Inc., Class A (1)	5,900	492,001
		2,256,513

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	7,400	521,996

Machinery - 6.4%
Dover Corp.	3,800	336,414
Fortive Corp.	6,866	578,117
Gardner Denver Holdings, Inc. (1)	17,100	484,614
ITT, Inc.	8,400	514,584
Parker-Hannifin Corp.	3,600	662,148
		2,575,877

Multi-Utilities - 3.2%
CMS Energy Corp.	13,818	677,082
Sempra Energy	5,164	587,405
		1,264,487

Pharmaceuticals - 2.7%
Elanco Animal Health, Inc. (1)	8,141	284,039
Jazz Pharmaceuticals plc (1)	2,330	391,743
Zoetis, Inc.	4,478	410,006
		1,085,788

Road & Rail - 1.2%
Kansas City Southern	4,200	475,776

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	4,250	392,955
Lam Research Corp.	1,100	166,870
NXP Semiconductors NV	4,300	367,650
Skyworks Solutions, Inc.	4,400	399,124
		1,326,599

Software - 2.7%
Blackbaud, Inc.	4,152	421,345
RealPage, Inc. (1)	7,000	461,300
SailPoint Technologies Holding, Inc. (1)	5,900	200,718
		1,083,363

Specialty Retail - 1.6%
Ulta Beauty, Inc. (1)	2,200	620,664

Technology Hardware, Storage & Peripherals - 1.3%
HP, Inc.	20,100	517,977

Textiles, Apparel & Luxury Goods - 4.9%
Columbia Sportswear Co.	2,300	214,061
Gildan Activewear, Inc.	23,000	699,890
Tapestry, Inc.	9,400	472,538
VF Corp.	6,100	570,045
		1,956,534

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (1)	31,400	417,934

Total Common Stocks (Cost $34,450,791)		39,633,977

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	144,788	144,788

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $144,788)		144,788

TOTAL INVESTMENTS (Cost $34,595,579) - 99.4%		39,778,765
Other assets and liabilities, net - 0.6%		230,038
NET ASSETS - 100.0%		40,008,803

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $2,963,566 and the total market value of the collateral received by the Fund was $3,008,922, comprised of cash of $144,788 and U.S. Government and/or agencies securities of $2,864,134.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$39,633,977	(1)	$—	$—	$39,633,977
Short Term Investment of Cash Collateral for Securities Loaned	144,788		—	—	144,788
Total Investments	$39,778,765		$—	$—	$39,778,765

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.